Segments of Operations	3 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS OF OPERATIONS

NOTE 10 – SEGMENTS OF OPERATIONS

The Company’s strategy is to focus on acquiring plots of land; engaging in planning, engineering supervision, and development of these plots; and then selling the developed land to homebuilders and commercial contractors. The Company undertakes development of undeveloped land from the ground up in vibrant, supply-constrained markets, in circumstances where the Company believes it will be able to leverage the management team’s experience and relationships to generate strong risk-adjusted returns for our stockholders.

The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment (see Note 1), which are the Company’s two operating segments.

	Period ended December 31, 2021
	Land inventory	Real Estate investments	Total
	USD in thousands
Revenues for reportable segments	-	-	-
Loss for reportable segments	-	-	-
Operations expenses - Unallocated amounts			5
Financing income, net			22
Loss for the period	27	-	27
Assets for reportable segments	36,157	17,914	18,243
unallocated amounts			234
Total assets			36,391
Liabilities for reportable segments	15,832	9,851	5,981
unallocated amounts			125
Total Liabilities			15,957